Law Offices

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

Direct Dial - (215) 564-8198

October 3, 2012

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Jacob Funds Inc.
File No. 333-183647

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find attached Post-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement of the Registrant on Form N-14 relating to the Jacob Small Cap Growth Fund and Jacob Micro Cap Growth Fund series. The Registrant is filing an amended version of Form N-14 pursuant to Rule 485(b) for the purposes of: (i) responding to the comments conveyed by the SEC staff; and (ii) updating and/or completing certain other information.

Prior to filing this N-14, the Registrant filed Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A to register the shares of the Jacob Micro Cap Growth Fund and Jacob Small Cap Growth Fund for general public sale pursuant to Rule 485(a)(2) under the 1933 Act. The Staff accelerated the effectiveness of the 485(a) amendment to October 2, 2012.

Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8198, or, in my absence, to David F. Roeber, Esq. at (215) 564-8179.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare